Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	International General Insurance Holdings Ltd.
Trading Symbol	IGIC
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	48,880,441
Amendment Flag	false
Entity Central Index Key	0001794338
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39255
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Title of 12(b) Security	Common shares, $0.01 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1438
Business Contact
Document Information Line Items
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Contact Personnel Name	Rawan Alsulaiman
City Area Code	+962
Local Phone Number	6 562 2009
Contact Personnel Email Address	Rawan.Alsulaiman@iginsure.com